Leases - Financial position relating to leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 40,520	$ 20,149	$ 12,897
Lease liabilities
Current	6,533	4,646	3,417
Non-current	32,520	15,354	9,009
Lease liabilities	39,053	20,000	12,426
Right-of-use assets Buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	33,780	16,798	10,867
Right-of-use assets Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	6,615	3,191	1,835
Leased equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 125	$ 160	$ 196